Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11: - SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares rights

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

Issuance of Ordinary shares

In April 2025, the Company entered into a share purchase agreement (the “Purchase Agreement”) with an investor for the sale by the Company of 14,110,121 of its Ordinary shares, no par value per share, in a registered direct offering, at a purchase price of $2.612 per share. The Company received net proceeds of approximately $36,756, after deducting transaction costs payable by the Company in the amount of $100.

In December 2025, the Company entered into an additional Purchase Agreement with certain investors, pursuant to which the Company issued and sold 2,255,156 Ordinary shares at a price of $3.88 per share, which was the closing share price immediately preceding the agreement, resulting in net proceeds of $8,740. Transaction costs were immaterial.

b.	Share option plans:

The Company has authorized through its 2021 Share Option Plan (the “Plan”), an available pool of Ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees of up to 23,794,633 Ordinary shares as of December 31, 2025.

The options granted generally have a four-year vesting period and expire ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

As of December 31, 2025, 10,974,282 of the Company’s Ordinary shares are available for future grants.

A summary of the status of options under the Company’s share option plans as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

	For the year ended December 31, 2025
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	14,449,650	$4.62	$2,964	6.92
Granted	2,714,633	$3.08
Exercised	(176,496)	$1.54	$603
Forfeited	(240,836)	$3.81

Outstanding at end of period	16,746,951	$4.41	$22,630	6.46

Exercisable options	12,333,008	$4.79	$14,907	5.71

The weighted-average grant date fair value of options granted during the years ended December 31, 2023, 2024 and 2025, was $1.87, $1.43 and $2.02, respectively.

The weighted average exercise price of the Company’s options granted during the years ended December 31, 2023 and 2024 was $3.47 and $3.60, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2023 and 2024 was $79 and $39, respectively.

A summary of the status of RSUs under the Plan as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

	Number of RSUs	Weighted-average grant date fair value per share

Nonvested at beginning of year	857,899	$4.24
Granted	775,706	$2.89
Vested	(861,192)	$3.97
Forfeited	(24,907)	$4.58

Nonvested at end of year	747,506	$3.16

The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2023 and 2024 was $3.36 and $2.88, respectively. The total fair value of RSUs, as of their respective release dates, was $1,644, $1,910 and $3,175 during the years ended December 31, 2023, 2024, and 2025, respectively.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2023, 2024 and 2025, was comprised as follows:

	Year ended December 31,
	2023	2024	2025

Research and development	$5,073	$6,454	$6,464
Marketing expenses	474	753	859
General and administrative	2,379	2,709	3,294

Total share-based compensation expense	$7,926	$9,916	$10,617

As of December 31, 2025, there were unrecognized compensation costs of $9,353, which are expected to be recognized over a weighted average period of approximately 2.15 years.

Stock-based compensation to non-employees

In June 2025, as consideration for the services under the Agreement detailed in Note 10i, the Company issued to Oramed a warrant to purchase 2,390,000 Ordinary shares of the Company at an exercise price of $3.90 as well as a warrant to purchase 847,000 Ordinary shares of the Company at an exercise price of $3.474. The warrants are exercisable immediately and will expire on October 24, 2027.

The total compensation cost related to the warrants amounts to $2,780 and is recognized over the service period. For the year ended December 31, 2025, the Company recognized stock-based compensation expense of $524, related to the warrants.

In June 2025, the Company entered into an agreement with a contractor involved in the construction of its Hudson, NH facility. As a partial consideration for its services, the Company issued to the contractor 226,202 of its Ordinary shares, no par value per share. The Company recognized an increase to additional paid-in capital of $675 in exchange for the services provided.

c.	Warrants to investors:

Upon completion of the Merger (see Note 1), the 3,880,777 warrants convertible into Preferred A shares of the Company were converted into an identical number of warrants convertible into Ordinary shares of the Company until September 2024 at an exercise price of $3.87.

During the year ended December 31, 2023 a total of 9,984 of such warrants were exercised into 324 Ordinary shares of the Company. On September 16, 2024, a total amount of 2,313,976 unexercised warrants expired.

d.	Warrants to consultants:

In April 2016, 67,897 Warrants to Ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date. In March 2023, 67,897 Warrants were exercised into 67,897 Ordinary shares of no-par value for no consideration.